Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	May 25, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated July 26, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Invesco Oppenheimer Global Multi-Asset Income Fund.

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s).

The performance table appearing under the heading “Fund Summary – Performance Information – Average Annual Total Returns” in the prospectus is replaced in its entirety as set forth below.

“Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	Since Inception
Class A shares: Inception (12/1/2014)
Return Before Taxes	-11.53%	-0.33%
Return After Taxes on Distributions	-13.33	-2.28
Return After Taxes on Distributions and Sale of Fund Shares	-6.77	-1.08

Class C shares: Inception (12/1/2014)	-9.34	-0.09

Class R shares: Inception (12/1/2014)	-7.99	0.41

Class Y shares: Inception (12/1/2014)	-7.42	0.90

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.01	1.70

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Invesco Oppenheimer Global Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Statutory Prospectus Supplement dated July 26, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Invesco Oppenheimer Global Multi-Asset Income Fund.

This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s).

The performance table appearing under the heading “Fund Summary – Performance Information – Average Annual Total Returns” in the prospectus is replaced in its entirety as set forth below.

“Average Annual Total Returns (for the periods ended December 31, 2018)

	1 Year	Since Inception
Class A shares: Inception (12/1/2014)
Return Before Taxes	-11.53%	-0.33%
Return After Taxes on Distributions	-13.33	-2.28
Return After Taxes on Distributions and Sale of Fund Shares	-6.77	-1.08

Class C shares: Inception (12/1/2014)	-9.34	-0.09

Class R shares: Inception (12/1/2014)	-7.99	0.41

Class Y shares: Inception (12/1/2014)	-7.42	0.90

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.01	1.70

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Performance Table Heading	rr_PerformanceTableHeading	“Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Invesco Oppenheimer Global Multi-Asset Income Fund | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2014
Invesco Oppenheimer Global Multi-Asset Income Fund | Class C shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2014
Invesco Oppenheimer Global Multi-Asset Income Fund | Class R shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2014
Invesco Oppenheimer Global Multi-Asset Income Fund | Class Y shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2014
Invesco Oppenheimer Global Multi-Asset Income Fund | Return After Taxes on Distributions | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2014
Invesco Oppenheimer Global Multi-Asset Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A shares:
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2014
Invesco Oppenheimer Global Multi-Asset Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%